Segment And Geographic Information (Tables)	6 Months Ended
Sep. 30, 2011
Segment And Geographic Information (Abstract)
Net Interest Revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2010
Non-interest revenue	¥197,336	¥29,697	¥227,883	¥49,366	¥504,282
Net interest revenue	1,376	2,262	44,131	(1,039)	46,730

Net revenue	198,712	31,959	272,014	48,327	551,012
Non-interest expenses	138,191	23,793	305,519	39,876	507,379

Income (loss) before income taxes	¥60,521	¥8,166	¥(33,505)	¥8,451	¥43,633

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	¥176,685	¥33,110	¥152,150	¥206,176	¥568,121
Net interest revenue	1,484	1,684	68,416	(4,112)	67,472

Net revenue	178,169	34,794	220,566	202,064	635,593
Non-interest expenses	145,426	22,635	308,517	165,650	642,228

Income (loss) before income taxes	¥32,743	¥12,159	¥(87,951)	¥36,414	¥(6,635)

	Translation into millions of U.S. dollars
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	$2,293	$430	$1,975	$2,676	$7,374
Net interest revenue	19	22	888	(53)	876

Net revenue	2,312	452	2,863	2,623	8,250
Non-interest expenses	1,887	294	4,005	2,150	8,336

Income (loss) before income taxes	$425	$158	$(1,142)	$473	$(86)

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2010
Non-interest revenue	¥87,200	¥16,005	¥139,094	¥13,131	¥255,430
Net interest revenue	553	186	24,311	115	25,165

Net revenue	87,753	16,191	163,405	13,246	280,595
Non-interest expenses	64,975	12,022	155,764	21,264	254,025

Income (loss) before income taxes	¥22,778	¥4,169	¥7,641	¥(8,018)	¥26,570

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	¥83,044	¥16,012	¥43,022	¥130,842	¥272,920
Net interest revenue	936	(61)	36,298	(6,143)	31,030

Net revenue	83,980	15,951	79,320	124,699	303,950
Non-interest expenses	73,250	11,238	152,415	109,318	346,221

Income (loss) before income taxes	¥10,730	¥4,713	¥(73,095)	¥15,381	¥(42,271)

	Translation into millions of U.S. dollars
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	$1,078	$208	$559	$1,698	$3,543
Net interest revenue	12	(1)	471	(79)	403

Net revenue	1,090	207	1,030	1,619	3,946
Non-interest expenses	951	146	1,978	1,419	4,494

Income (loss) before income taxes	$139	$61	$(948)	$200	$(548)

Major Components Of Income (Loss) Before Income Taxes In "Other"

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net gain (loss) related to economic hedging transactions	¥(791)	¥2,716	$35
Realized gain (loss) on investments in equity securities held for operating purposes	(463)	498	6
Equity in earnings of affiliates	2,356	5,445	71
Corporate items(1)	3,026	4,341	57
Other(2)	4,323	23,414	304

Total	¥8,451	¥36,414	$473

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net gain (loss) related to economic hedging transactions	¥(6,019)	¥4,221	$55
Realized gain (loss) on investments in equity securities held for operating purposes	(713)	(183)	(2)
Equity in earnings of affiliates	1,993	1,970	26
Corporate items	5,512	(8,442)	(110)
Other(2)	(8,791)	17,815	231

Total	¥(8,018)	¥15,381	$200

(1)	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
(2)	Includes the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Nomura's Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net revenue	¥551,012	¥635,593	$8,250
Unrealized gain (loss) on investments in equity securities held for operating purposes	(15,565)	(3,639)	(47)

Consolidated net revenue	¥535,447	¥631,954	$8,203

Non-interest expenses	¥507,379	¥642,228	$8,336
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥507,379	¥642,228	$8,336

Income (loss) before income taxes	¥43,633	¥(6,635)	$(86)
Unrealized gain (loss) on investments in equity securities held for operating purposes	(15,565)	(3,639)	(47)

Consolidated income (loss) before income taxes	¥28,068	¥(10,274)	$(133)

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net revenue	¥280,595	¥303,950	$3,946
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,972)	(2,361)	(31)

Consolidated net revenue	¥275,623	¥301,589	$3,915

Non-interest expenses	¥254,025	¥346,221	$4,494
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥254,025	¥346,221	$4,494

Income (loss) before income taxes	¥26,570	¥(42,271)	$(548)
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,972)	(2,361)	(31)

Consolidated income (loss) before income taxes	¥21,598	¥(44,632)	$(579)

Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-lived Assets

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net revenue(1):
Americas	¥74,856	¥60,609	$787
Europe	120,899	94,520	1,227
Asia and Oceania	22,197	16,224	210

Subtotal	217,952	171,353	2,224
Japan	317,495	460,601	5,979

Consolidated	¥535,447	¥631,954	$8,203

Income (loss) before income taxes:
Americas	¥(2,411)	¥(27,014)	$(351)
Europe	(30,127)	(47,324)	(614)
Asia and Oceania	(10,192)	(10,831)	(141)

Subtotal	(42,730)	(85,169)	(1,106)
Japan	70,798	74,895	973

Consolidated	¥28,068	¥(10,274)	$(133)

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net revenue(1):
Americas	¥43,142	¥23,903	$310
Europe	61,350	45,449	590
Asia and Oceania	13,895	6,392	83

Subtotal	118,387	75,744	983
Japan	157,236	225,845	2,932

Consolidated	¥275,623	¥301,589	$3,915

Income (loss) before income taxes:
Americas	¥4,358	¥(27,515)	$(357)
Europe	(13,674)	(15,595)	(202)
Asia and Oceania	(4,899)	(9,308)	(121)

Subtotal	(14,215)	(52,418)	(680)
Japan	35,813	7,786	101

Consolidated	¥21,598	¥(44,632)	$(579)

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Long-lived assets:
Americas	¥91,295	¥85,549	$1,110
Europe	115,352	103,040	1,338
Asia and Oceania	31,642	28,954	376

Subtotal	238,289	217,543	2,824
Japan	270,945	998,481	12,960

Consolidated	¥509,234	¥1,216,024	$15,784